SCHEDULE OF OTHER (LOSSES)/GAINS - NET (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Other Lossesgains Net
Fair value (loss)/gain on convertible loans (Note 12)		$ (1,090,480)	$ 12,666	$ (573,423)
Currency exchange loss - net		(26,422)	(9,481)	(433)
Gain on disposal of property, plant and equipment	$ (209)	280
Total	$ (833,051)	$ (1,116,622)	$ 3,185	$ (573,856)